EMPLOYEE BENEFIT PLANS - Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net gains (losses)	$ 5,106	$ (1,438)	$ 362
Amortization of losses	1	6	738
Net settlement loss	5,816	2,036	0
Postretirement
Defined Benefit Plan Disclosure [Line Items]
Net gains (losses)	145	(11)	512
Amortization of losses	0	0	15
Net settlement loss	$ 0	$ 0	$ 0